Unaudited interim condensed consolidated statements of income/(loss) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statements Of Income [Line Items]
Net sales	SFr 850.3	SFr 749.2	SFr 1,682.2	SFr 1,475.8
Cost of sales	(294.6)	(288.4)	(592.2)	(579.7)
Gross profit	555.7	460.8	1,090.0	896.1
Selling, general and administrative expenses	(436.3)	(368.0)	(853.2)	(726.3)
Operating result	119.4	92.8	236.9	169.8
Financial income	11.3	7.5	18.3	14.8
Financial expenses	(8.3)	(7.7)	(16.3)	(13.6)
Foreign exchange gain / (loss)	3.3	(139.9)	2.9	(154.4)
Income / (loss) before taxes	125.7	(47.3)	241.8	16.6
Income tax benefit / (expense)	(20.7)	6.4	(33.5)	(0.8)
Net income / (loss)	105.0	(40.9)	208.3	15.8
Class A
Consolidated Statements Of Income [Line Items]
Net income / (loss)	SFr 94.5	SFr (36.7)	SFr 187.1	SFr 14.1
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.31	SFr (0.12)	SFr 0.63	SFr 0.05
Diluted EPS (CHF) (in CHF per share)	SFr 0.31	SFr (0.12)	SFr 0.62	SFr 0.05
Class B
Consolidated Statements Of Income [Line Items]
Net income / (loss)	SFr 10.5	SFr (4.2)	SFr 21.2	SFr 1.6
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.03	SFr (0.01)	SFr 0.06	SFr 0
Diluted EPS (CHF) (in CHF per share)	SFr 0.03	SFr (0.01)	SFr 0.06	SFr 0